SUBSEQUENT EVENT (Details Narrative) ¥ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Sep. 30, 2024	Feb. 29, 2024	Sep. 30, 2023	Dec. 31, 2022
Subsequent Event [Line Items]
Annual lease payments	$ 169,016	¥ 1.2
Lease remaining percentage	4.75%	4.75%	4.88%		4.75%	4.75%
Subsequent Event [Member]
Subsequent Event [Line Items]
Lease term				121 months 15 days
Lease remaining percentage				5.00%